Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 5,617,622
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,417,715
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,307,511
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	892,396
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	300,985	$ 301,132
Fair value of the hedging derivatives, Assets	840	1,117
Fair value of the hedging derivatives, liabilities	1,746	869
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	2,605	(699)
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	120,684	95,541
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	151,046	180,385
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	29,255	25,206
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,754	23,604
Fair value of the hedging derivatives, Assets	209	152
Fair value of the hedging derivatives, liabilities	192	184
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	251	232
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,002	7,329
Fair value of the hedging derivatives, Assets	165	134
Fair value of the hedging derivatives, liabilities	191	161
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(55)	43
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	12,073	15,104
Fair value of the hedging derivatives, Assets		13
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(223)	320
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,679	1,171
Fair value of the hedging derivatives, Assets	44	5
Fair value of the hedging derivatives, liabilities	1	23
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	529	(131)
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	12,415	10,789
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,605	3,692
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	4,846	6,085
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	964	1,012
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,339	12,815
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,397	3,637
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,227	9,019
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	715	159
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,342	20,656
Fair value of the hedging derivatives, Assets	1
Fair value of the hedging derivatives, liabilities	1
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,548	(156)
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	226	247
Fair value of the hedging derivatives, Assets	1
Fair value of the hedging derivatives, liabilities	1
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	14	(2)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,116	20,409
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,534	(154)
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,342	20,656
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	226	247
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,116	20,409
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	249,889	256,872
Fair value of the hedging derivatives, Assets	630	965
Fair value of the hedging derivatives, liabilities	1,553	685
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	806	(775)
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	38,213	34,329
Fair value of the hedging derivatives, Assets	478	795
Fair value of the hedging derivatives, liabilities	1,391	486
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	48	(26)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	190,769	205,518
Fair value of the hedging derivatives, Assets	152	170
Fair value of the hedging derivatives, liabilities	162	194
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,018	(815)
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	20,907	17,025
Fair value of the hedging derivatives, liabilities		5
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(260)	66
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	83,927	64,096
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,804	2,185
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	72,010	61,911
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	4,113
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	136,707	167,570
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	23,483	26,689
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	99,532	126,570
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,692	14,311
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	29,255	25,206
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,926	5,455
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	19,227	17,037
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 3,102	$ 2,714